Other Income and Expense Items (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expense Items [Line Items]
Other income	$ 10,734,382	$ 10,256,740	$ 1,343,062
Other income research and development			1,292,578
Research and Development [Member]
Other Income and Expense Items [Line Items]
Other income	10,097,238	9,368,544	$ 1,292,578
Top of range [Member]
Other Income and Expense Items [Line Items]
Research and development prior year rebate	$ 10,097,238	9,368,544
Bottom of range [Member]
Other Income and Expense Items [Line Items]
Research and development prior year rebate		3,587,887
Bottom of range [Member] | Research and Development [Member]
Other Income and Expense Items [Line Items]
Research and development prior year rebate